Interest Rate Benchmark Reform - Disclosure of Bank's IBOR exposure to hedging derivatives (Detail) - Hedging derivative [member] - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	[1]	$ 67,661	$ 110,100
USD LIBOR [member] | Maturing after June 30, 2023 [member]
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	[1]	61,936
USD LIBOR [member] | Maturing after December 31, 2021 [member]
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	[1],[2]		105,200
GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	[1]	$ 5,725	$ 4,900

[1]	For cross currency swaps where both legs are referencing rates directly impacted by the Interest Rate Benchmark Reform, and a CAD leg is inserted to create two separate hedging relationships, the relevant notional amount for both legs are included in this table.
[2]	Prior year USD LIBOR balance is not restated as the FCA announced in March 2021 for extending the cessation date for USD LIBOR from December 31, 2021, to June 30, 2023.